UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Your Fund’s Expenses
Franklin Templeton SMACS: Series EM
1
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,073.30 $0.00 $1,024.86 $0.00 0.00%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $7.92 $7.66 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.08 0.34
d
0.19
Net realized and unrealized gains (losses) .................................... 0.49 0.22 (2.47)
Total from investment operations ............................................. 0.57 0.56 (2.28)
Less distributions from:
Net investment income ................................................... (0.39) (0.30) (0.06)
Net asset value, end of period ............................................... $8.10 $7.92 $7.66
Total return
e
............................................................ 7.33% 7.43% (22.92)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 14.70% 15.23% 17.93%
Expenses net of waiver and payments by affiliates ................................ —% —% —%
Net investment income .................................................... 2.16% 4.37%
d
2.48%
Supplemental data
Net assets, end of period (000’s) ............................................. $920 $894 $849
Portfolio turnover rate ..................................................... 12.75% 35.74% 31.11%
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Net investment income per share includes approximately $0.12 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.85%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Templeton Global Investment Trust
Schedule of Investments (unaudited), February 29, 2024
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a Industry Shares a Value
a
Common Stocks 99.6%
Brazil 2.1%
a
Hypera SA ..................... Pharmaceuticals 1,014 $ 6,707
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 3,281 6,798
TOTVS SA ..................... Software 980 6,050
19,555
Cambodia 0.4%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,440 3,849
China 12.8%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,701 4,077
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 27,607 16,070
Chervon Holdings Ltd. ............. Household Durables 902 1,723
China Merchants Bank Co. Ltd., H .... Banks 8,257 31,930
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 21,612 3,749
China Resources Land Ltd. ......... Real Estate Management & Development 985 3,009
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,558 5,107
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 5,063 1,819
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 5,816 16,691
Haier Smart Home Co. Ltd., D ....... Household Durables 6,074 8,233
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 4,317 6,448
Ping An Bank Co. Ltd., A ........... Banks 5,063 7,442
Uni-President China Holdings Ltd. .... Food Products 18,484 11,096
117,394
Hungary 2.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 763 20,318
India 11.5%
ACC Ltd. ....................... Construction Materials 416 13,186
Bajaj Holdings & Investment Ltd. ..... Financial Services 150 16,551
Federal Bank Ltd. ................ Banks 7,399 13,412
HDFC Bank Ltd. ................. Banks 2,113 35,696
Hindalco Industries Ltd. ............ Metals & Mining 770 4,672
a
One 97 Communications Ltd. ....... Financial Services 2,244 10,864
a
PB Fintech Ltd. .................. Insurance 45 633
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 5,550 11,050
106,064
Indonesia 1.0%
Astra International Tbk. PT ......... Industrial Conglomerates 27,805 9,256
Italy 0.9%
a,b
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 301 8,142
Mexico 0.3%
a,b
Nemak SAB de CV, 144A, Reg S .... Automobile Components 15,599 3,184
Philippines 1.1%
BDO Unibank, Inc. ............... Banks 3,907 10,642
South Africa 1.5%
Netcare Ltd. .................... Health Care Providers & Services 18,976 13,416

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 38.4%
Doosan Bobcat, Inc. .............. Machinery 515 $ 18,135
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 327 9,400
Hankook Tire & Technology Co. Ltd. .. Automobile Components 103 4,186
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 287 11,428
LG Corp. ....................... Industrial Conglomerates 581 40,791
NAVER Corp. ................... Interactive Media & Services 314 45,986
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,723 94,852
Samsung Life Insurance Co. Ltd. ..... Insurance 863 62,657
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 101 28,619
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 191 22,458
Soulbrain Co. Ltd. ................ Chemicals 75 15,335
353,847
Taiwan 22.3%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 7,986 26,021
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,287 46,411
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,503 120,514
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 632 11,159
204,105
Thailand 4.2%
Kasikornbank PCL ............... Banks 6,348 21,754
Minor International PCL ............ Hotels, Restaurants & Leisure 4,136 3,657
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 6,329
Thai Beverage PCL ............... Beverages 18,151 6,811
38,551
United Arab Emirates 0.9%
Emirates Central Cooling Systems Corp. Water Utilities 17,510 7,818
Total Common Stocks (Cost $977,490) .........................................
916,141
Short Term Investments 4.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.2%
United States 4.2%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 4.984% ......... 38,410 38,410
Total Money Market Funds (Cost $38,410) ......................................
38,410
a a a a a
Total Short Term Investments (Cost $38,410 ) ...................................
38,410
a a a
Total Investments (Cost $1,015,900) 103.8% ....................................
$954,551
Other Assets, less Liabilities (3.8)% ...........................................
(34,541)
Net Assets 100.0% ...........................................................
$920,010
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $13,145, representing 1.4% of net assets.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
February 29, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
Franklin
Templeton
SMACS: Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $977,490
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 38,410
Value - Unaffiliated issuers .................................................................. $916,141
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 38,410
Foreign currency, at value (cost $74) ............................................................ 74
Receivables:
Investment securities sold ................................................................... 1,824
Dividends ............................................................................... 4,506
Total assets .......................................................................... 960,955
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,966
Management fees ......................................................................... 3,670
Registration and filing fees .................................................................. 5,682
Professional fees ......................................................................... 23,424
Trustees' fees and expenses ................................................................. 579
Deferred tax ............................................................................... 2,092
Accrued expenses and other liabilities ........................................................... 3,532
Total liabilities ......................................................................... 40,945
Net assets, at value ................................................................. $920,010
Net assets consist of:
Paid-in capital ............................................................................. $1,132,550
Total distributable earnings (losses) ............................................................. (212,540)
Net assets, at value ................................................................. $920,010
Shares outstanding ......................................................................... 113,651
Net asset value per share
a
.................................................................... $8.10
a
Net asset value per share may not recalculate due to rounding.

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Operations
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin
Templeton
SMACS: Series
EM
Investment income:
Dividends: (net of foreign taxes of $1,624)
Unaffiliated issuers ........................................................................ $8,585
Non-controlled affiliates (Note 3 d ) ............................................................. 928
Other income
a
............................................................................. 65
Total investment income ................................................................... 9,578
Expenses:
Transfer agent fees (Note 3 c ) .................................................................. 74
Reports to shareholders fees .................................................................. 1,090
Registration and filing fees .................................................................... 597
Professional fees ........................................................................... 57,982
Trustees' fees and expenses .................................................................. 632
Other .................................................................................... 4,749
Total expenses ......................................................................... 65,124
Expenses waived/paid by affiliates (Not e 3d and 3e) .............................................. (65,124)
Net expenses ......................................................................... —
Net investment income ................................................................ 9,578
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $786)
Unaffiliated issuers ...................................................................... (34,211)
Foreign currency transactions ................................................................ 33
Net realized gain (loss) .................................................................. (34,178)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 87,205
Translation of other assets and liabilities denominated in foreign currencies .............................. (132)
Change in deferred taxes on unrealized appreciation ............................................... 1,720
Net change in unrealized appreciation (depreciation) ............................................ 88,793
Net realized and unrealized gain (loss) ............................................................ 54,615
Net increase (decrease) in net assets resulting from operations .......................................... $64,193
a
Other income includes payments by Asset Management for acquired fund fees and expenses (See Note 3e).

Templeton Global Investment Trust
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Templeton SMACS: Series EM
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,578 $38,218
Net realized gain (loss) ................................................. (34,178) (85,631)
Net change in unrealized appreciation (depreciation) ........................... 88,793 109,647
Net increase (decrease) in net assets resulting from operations ................ 64,193 62,234
Distributions to shareholders .............................................. (44,430) (33,406)
Capital share transactions (Note 2 ) .......................................... 6,588 15,973
Net increase (decrease) in net assets ................................... 26,351 44,801
Net assets:
Beginning of period ..................................................... 893,659 848,858
End of period .......................................................... $920,010 $893,659

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Templeton SMACS: Series EM
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services - Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Templeton SMACS: Series EM (Fund) is included in this
report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 29, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
Six Months Ended
February 29, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Shares sold ................................... 847 $6,588 1,980 $15,973
Net increase (decrease) .......................... 847 $6,588 1,980 $15,973
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The Fund does not pay a fee for these services.
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 29, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$71 was retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended February 29,
2024, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Funds to offset these estimated indirect expenses. Payments by Asset Management for the period ended February 29,
2024, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $33,791 $159,658 $(155,039) $— $— $38,410 38,410 $928
Total Affiliated Securities ... $33,791 $159,658 $(155,039) $— $— $38,410 $928
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
f. Other Affiliated Transactions
At February 29, 2024,  Templeton International, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
At February 29, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares and foreign capital gains tax.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2024, aggregated
$112,659 and $166,085, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $14,181
Long term ................................................................................ 85,699
Total capital loss carryforwards ............................................................... $99,880
Cost of investments .......................................................................... $1,031,528
Unrealized appreciation ........................................................................ $89,680
Unrealized depreciation ........................................................................ (166,657)
Net unrealized appreciation (depreciation) .......................................................... $(76,977)
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended February 29, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 19,555 $ — $ — $ 19,555
Cambodia ............................ — 3,849 — 3,849
China ............................... 21,052 96,342 — 117,394
Hungary ............................. 20,318 — — 20,318
India ................................ — 106,064 — 106,064
Indonesia ............................ — 9,256 — 9,256
Italy ................................. — 8,142 — 8,142
Mexico .............................. 3,184 — — 3,184
Philippines ............................ — 10,642 — 10,642
South Africa ........................... 13,416 — — 13,416
South Korea .......................... — 353,847 — 353,847
Taiwan ............................... — 204,105 — 204,105
Thailand ............................. — 38,551 — 38,551
United Arab Emirates .................... 7,818 — — 7,818
Short Term Investments ................... 38,410 — — 38,410
Total Investments in Securities ........... $123,753 $830,798
a
$— $954,551
a
Includes foreign securities valued at $830,798, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Credit Facility
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

TEMPLETON GLOBAL INVESTMENT TRUST
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

3010 S 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Templeton SMACS: Series EM
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Templeton Emerging
Markets Small Cap
Fund
A Series of Templeton Global Investment Trust
Februaury 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 16
Notes to Financial Statements 20
Shareholder Information 29
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
This semiannual report for Templeton Emerging Markets
Small Cap Fund covers the period ended February 29, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of small-cap companies
located in emerging market countries, as defined in the
Fund’s prospectus. For this Fund, small-cap companies
are companies with a market capitalization at the time of
purchase within the range of the market capitalizations of
companies included in the MSCI Emerging Markets (EM)
Small Cap Index.
Performance Overview
The Fund’s Class A shares posted a +9.91% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI EM Small Cap Index-NR,
which measures stock performance of small-cap stocks in
emerging markets, posted a +7.75% cumulative total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
2/29/24
% of Total
Net Assets
Asia 78.6%
Latin America & Caribbean 9.4%
Middle East & Africa 5.8%
Europe 5.5%
Short-Term Investments & Other Net Assets 0.7%
Top 10 Countries
2/29/24
a
% of Total
Net Assets
a a
India 31.1%
Taiwan 14.8%
South Korea 8.7%
Vietnam 6.0%
China 5.7%
Philippines 5.2%
Brazil 4.2%
Saudi Arabia 2.8%
Thailand 2.5%
Hungary 2.3%
Top 10 Holdings
2/29/24
Company
Industry, Country
% of Total
Net Assets
a a
Bajaj Holdings & Investment Ltd. 6.8%
Financial Services, India
FPT Corp. 3.7%
IT Services, Vietnam
Novatek Microelectronics Corp. 3.2%
Semiconductors & Semiconductor Equipment,
Taiwan
Synnex Technology International Corp. 3.1%
Electronic Equipment, Instruments &
Components, Taiwan
Federal Bank Ltd. 3.0%
Banks, India
International Container Terminal Services, Inc. 2.9%
Transportation Infrastructure, Philippines
Zomato Ltd. 2.5%
Hotels, Restaurants & Leisure, India
Richter Gedeon Nyrt . 2.3%
Pharmaceuticals, Hungary
MakeMyTrip Ltd. 2.2%
Hotels, Restaurants & Leisure, India
Wizz Air Holdings plc 2.1%
Passenger Airlines, Italy
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
12
.

Templeton Emerging Markets Small Cap Fund
3
franklintempleton.com
Semiannual Report
Thank you for your continued participation in Templeton
Emerging Markets Small Cap Fund. We look forward to
serving your future investment needs.
Chetan Sehgal, CFA
Vikas Chiranewal, CFA
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 29, 2024
Templeton Emerging Markets Small Cap Fund
4
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +9.91% +3.83%
1-Year +13.51% +7.29%
5-Year +26.90% +3.70%
10-Year +56.18% +3.97%
Advisor
6-Month +10.06% +10.06%
1-Year +13.78% +13.78%
5-Year +28.54% +5.15%
10-Year +60.33% +4.83%
See page 5 for Performance Summary footnotes.

Templeton Emerging Markets Small Cap Fund
Performance Summary
5
franklintempleton.com
Semiannual Report
1,
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(9/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.3722
C $0.2630
R $0.3444
R6 $0.4081
Advisor $0.4045
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.76% 1.96%
Advisor 1.51% 1.72%

Your Fund’s Expenses
Templeton Emerging Markets Small Cap Fund
6
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above --in the far right column --multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,099.10 $9.15 $1,016.14 $8.79 1.75%
C $1,000 $1,095.00 $13.03 $1,012.42 $12.52 2.50%
R $1,000 $1,098.00 $10.46 $1,014.90 $10.04 2.00%
R6 $1,000 $1,101.10 $7.70 $1,017.54 $7.39 1.47%
Advisor $1,000 $1,100.60 $7.80 $1,017.43 $7.50 1.49%

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $12.29 $12.55 $13.98 $15.08 $8.68 $13.78 $15.25
Income from investment
operations
b
:
Net investment income
(loss)
c
.............. (0.02) 0.19 0.26 0.07 0.02 0.10 0.03
Net realized and
unrealized gains (losses) 1.21 0.47 (1.69) 0.50 6.77 (4.96) (1.15)
Total from investment
operations ............. 1.19 0.66 (1.43) 0.57 6.79 (4.86) (1.12)
Less distributions from:
Net investment income .. (0.37) (0.29) — (0.66) (0.39) (—)
d
—
Net realized gains ..... — (0.63) — (1.01) — (0.24) (0.35)
Total distributions ....... (0.37) (0.92) — (1.67) (0.39) (0.24) (0.35)
Net asset value, end of
period ................ $13.11 $12.29 $12.55 $13.98 $15.08 $8.68 $13.78
Total return
e
........... 9.91% 5.74% (10.23)% 3.01% 78.52% (35.73)% (7.09)%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 1.95% 1.95% 2.00% 1.91% 1.99% 1.93% 1.94%
Expenses net of waiver and
payments by affiliates .... 1.75% 1.75% 1.75% 1.73% 1.80% 1.91% 1.92%
Net investment income
(loss) ................ (0.30)% 1.54% 4.83% 0.47% 0.16% 0.94% 0.19%
Supplemental data
Net assets, end of period
(000’s) ............... $180,753 $176,763 $187,525 $215,598 $210,269 $143,312 $268,761
Portfolio turnover rate .... 9.91% 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $11.27 $11.57 $12.94 $14.03 $8.14 $13.02 $14.54
Income from investment
operations
b
:
Net investment income
(loss)
c
.............. (0.06) 0.08 0.20 (0.02) (0.06) 0.02 (0.06)
Net realized and
unrealized gains (losses) 1.11 0.46 (1.57) 0.44 6.31 (4.66) (1.11)
Total from investment
operations ............. 1.05 0.54 (1.37) 0.42 6.25 (4.64) (1.17)
Less distributions from:
Net investment income .. (0.26) (0.21) — (0.50) (0.36) — —
Net realized gains ..... — (0.63) — (1.01) — (0.24) (0.35)
Total distributions ....... (0.26) (0.84) — (1.51) (0.36) (0.24) (0.35)
Net asset value, end of
period ................ $12.06 $11.27 $11.57 $12.94 $14.03 $8.14 $13.02
Total return
d
........... 9.50% 5.09% (10.59)% 2.26% 77.25% (36.23)% (7.85)%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.70% 2.70% 2.74% 2.66% 2.73% 2.68% 2.69%
Expenses net of waiver and
payments by affiliates .... 2.50% 2.50% 2.50% 2.48% 2.54% 2.66% 2.67%
Net investment income
(loss) ................ (1.02)% 0.70% 4.06% (0.15)% (0.51)% 0.19% (0.56)%
Supplemental data
Net assets, end of period
(000’s) ............... $9,191 $9,836 $13,645 $17,588 $27,434 $23,168 $52,300
Portfolio turnover rate .... 9.91% 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $12.02 $12.30 $13.71 $14.82 $8.56 $13.62 $15.11
Income from investment
operations
b
:
Net investment income
(loss)
c
.............. (0.03) 0.15 0.24 0.04 (0.03) 0.04 (0.05)
Net realized and
unrealized gains (losses) 1.18 0.47 (1.65) 0.47 6.68 (4.86) (1.09)
Total from investment
operations ............. 1.15 0.62 (1.41) 0.51 6.65 (4.82) (1.14)
Less distributions from:
Net investment income .. (0.34) (0.27) — (0.61) (0.39) — —
Net realized gains ..... — (0.63) — (1.01) — (0.24) (0.35)
Total distributions ....... (0.34) (0.90) — (1.62) (0.39) (0.24) (0.35)
Net asset value, end of
period ................ $12.83 $12.02 $12.30 $13.71 $14.82 $8.56 $13.62
Total return
d
........... 9.80% 5.50% (10.28)% 2.71% 78.18% (35.95)% (7.29)%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.20% 2.20% 2.25% 2.16% 2.24% 2.18% 2.19%
Expenses net of waiver and
payments by affiliates .... 2.00% 2.00% 2.00% 1.98% 2.05% 2.16% 2.17%
Net investment income
(loss) ................ (0.54)% 1.29% 4.59% 0.26% (0.20)% 0.69% (0.06)%
Supplemental data
Net assets, end of period
(000’s) ............... $2,147 $2,082 $2,109 $2,444 $2,966 $1,365 $1,728
Portfolio turnover rate .... 9.91% 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $12.53 $12.77 $14.21 $15.30 $8.79 $13.94 $15.41
Income from investment
operations
b
:
Net investment income
(loss)
c
.............. (—)
d
0.22 0.28 0.14 0.08 0.22 (0.07)
Net realized and
unrealized gains (losses) 1.24 0.49 (1.72) 0.50 6.83 (5.07) (1.01)
Total from investment
operations ............. 1.24 0.71 (1.44) 0.64 6.91 (4.85) (1.08)
Less distributions from:
Net investment income .. (0.41) (0.32) — (0.72) (0.40) (0.06) (0.04)
Net realized gains ..... — (0.63) — (1.01) — (0.24) (0.35)
Total distributions ....... (0.41) (0.95) — (1.73) (0.40) (0.30) (0.39)
Net asset value, end of
period ................ $13.36 $12.53 $12.77 $14.21 $15.30 $8.79 $13.94
Total return
e
........... 10.11% 6.06% (10.13)% 3.41% 79.19% (35.48)% (6.76)%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 1.58% 1.56% 1.59% 1.54% 1.60% 1.53% 1.57%
Expenses net of waiver and
payments by affiliates .... 1.47% 1.47% 1.47% 1.35% 1.40% 1.51% 1.55%
Net investment income
(loss) ................ (0.02)% 1.79% 5.10% 0.88% 0.61% 1.34% 0.56%
g
Supplemental data
Net assets, end of period
(000’s) ............... $27,704 $27,134 $31,790 $39,782 $46,062 $47,904 $198,106
Portfolio turnover rate .... 9.91% 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $12.55 $12.78 $14.23 $15.32 $8.80 $13.96 $15.42
Income from investment
operations
b
:
Net investment income
c
. —
d
0.23 0.28 0.12 0.07 0.15 0.09
Net realized and
unrealized gains (losses) 1.23 0.48 (1.73) 0.50 6.84 (5.03) (1.19)
Total from investment
operations ............. 1.23 0.71 (1.45) 0.62 6.91 (4.88) (1.10)
Less distributions from:
Net investment income .. (0.40) (0.31) — (0.70) (0.39) (0.04) (0.01)
Net realized gains ..... — (0.63) — (1.01) — (0.24) (0.35)
Total distributions ....... (0.40) (0.94) — (1.71) (0.39) (0.28) (0.36)
Net asset value, end of
period ................ $13.38 $12.55 $12.78 $14.23 $15.32 $8.80 $13.96
Total return
e
........... 10.06% 6.08% (10.19)% 3.26% 79.10% (35.61)% (6.90)%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 1.70% 1.71% 1.75% 1.66% 1.74% 1.68% 1.69%
Expenses net of waiver and
payments by affiliates .... 1.49% 1.50% 1.50% 1.48% 1.54% 1.66% 1.67%
Net investment income ... 0.03% 1.86% 5.08% 0.75% 0.53% 1.19% 0.44%
Supplemental data
Net assets, end of period
(000’s) ............... $130,425 $182,079 $146,484 $172,459 $177,989 $168,808 $387,850
Portfolio turnover rate .... 9.91% 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Schedule of Investments (unaudited), Februaury 29, 2024
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a Industry Shares a Value
a
Common Stocks 96.3%
Brazil 2.6%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 308,146 $ 3,671,334
a
Dexco SA ...................... Paper & Forest Products 1,175,178 1,924,216
Grendene SA ................... Textiles, Apparel & Luxury Goods 532,559 690,960
a
Grupo Mateus SA ................ Consumer Staples Distribution & Retail 1,715,459 2,784,707
9,071,217
Cambodia 0.5%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 3,946,104 1,799,618
Chile 0.5%
Aguas Andinas SA , A ............. Water Utilities 5,736,653 1,686,447
China 5.7%
Asia Cement China Holdings Corp. ... Construction Materials 2,210,678 596,456
Chervon Holdings Ltd. ............. Household Durables 844,623 1,613,850
b,c
China Education Group Holdings Ltd. ,
Reg S ....................... Diversified Consumer Services 2,666,507 1,527,715
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 187,968 3,999,959
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,202,619 3,290,173
Huaxin Cement Co. Ltd. , H ......... Construction Materials 1,117,830 958,003
b
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,582,486 3,024,215
Longshine Technology Group Co. Ltd. , A Software 723,184 1,283,192
c
Noah Holdings Ltd. , ADR .......... Capital Markets 141,846 1,577,328
Uni-President China Holdings Ltd. .... Food Products 3,645,351 2,188,296
20,059,187
Georgia 1.0%
a
Georgia Capital plc ............... Capital Markets 224,199 3,469,796
Hong Kong 1.8%
Luk Fook Holdings International Ltd. .. Specialty Retail 564,051 1,508,216
Pacific Basin Shipping Ltd. ......... Marine Transportation 16,214,889 4,725,160
6,233,376
Hungary 2.3%
Richter Gedeon Nyrt. ............. Pharmaceuticals 304,929 8,120,020
India 31.1%
a
Affle India Ltd. ................... Media 381,059 5,126,751
Ajanta Pharma Ltd. ............... Pharmaceuticals 128,429 3,420,849
a,b
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 62,680 357,857
Bajaj Holdings & Investment Ltd. ..... Financial Services 216,700 23,910,184
City Union Bank Ltd. .............. Banks 2,634,434 4,284,499
Coforge Ltd. .................... IT Services 61,778 4,884,810
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 209,423 733,749
Dalmia Bharat Ltd. ............... Construction Materials 288,839 7,055,785
EPL Ltd. ....................... Containers & Packaging 896,215 2,023,202
a,b
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 280,555 2,984,285
Federal Bank Ltd. ................ Banks 5,841,543 10,589,174
a
Honasa Consumer Ltd. ............ Personal Care Products 591,226 2,963,498
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 125,726 7,756,037
a
Max Financial Services Ltd. ......... Insurance 440,080 5,136,729
a
One 97 Communications Ltd. ....... Financial Services 323,271 1,565,119
a
PB Fintech Ltd. .................. Insurance 532,628 7,494,042
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 1,896,792 4,725,085
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 2,002,427 2,582,489
Tata Consumer Products Ltd. ....... Food Products 185,909 2,666,785

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 4,408,292 $ 8,776,561
109,037,490
Indonesia 1.2%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 4,095,467
Italy 2.1%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 278,026 7,520,432
Kazakhstan 1.1%
b
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 213,908 3,679,218
Mexico 2.2%
Bolsa Mexicana de Valores SAB de CV Capital Markets 3,323,463 7,166,329
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 444,320
7,610,649
Peru 1.2%
Intercorp Financial Services, Inc. ..... Banks 156,112 4,261,858
Philippines 5.2%
a
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 19,513,000 3,893,924
Century Pacific Food, Inc. .......... Food Products 7,174,166 4,274,514
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 1,968,069 10,098,004
18,266,442
Saudi Arabia 2.8%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 438,071 4,166,990
Mouwasat Medical Services Co. ..... Health Care Providers & Services 169,772 5,594,805
9,761,795
South Africa 1.0%
Netcare Ltd. .................... Health Care Providers & Services 4,874,221 3,446,224
South Korea 8.7%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 221,552 6,368,965
Hankook Tire & Technology Co. Ltd. .. Automobile Components 33,651 1,367,415
a
Hugel, Inc. ..................... Biotechnology 46,874 6,445,356
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 28,603 4,469,631
Lock&Lock Co. Ltd. ............... Household Durables 309,471 1,460,376
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 55,258 3,123,026
a
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 43,843 1,554,825
Soulbrain Co. Ltd. ................ Chemicals 19,955 4,079,973
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 81,147 1,753,370
30,622,937
Taiwan 14.8%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 200,590 3,426,106
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,232,887 3,772,004
Merida Industry Co. Ltd. ........... Leisure Products 790,469 5,219,847
momo.com, Inc. ................. Broadline Retail 313,437 4,412,878
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 586,366 11,152,932
Poya International Co. Ltd. ......... Broadline Retail 413,414 6,423,955
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,434,351 3,302,669
Shin Zu Shing Co. Ltd. ............ Machinery 220,866 1,180,569

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 4,340,424 $ 10,685,549
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 435,650 2,251,458
51,827,967
Thailand 2.5%
Dynasty Ceramic PCL ............. Building Products 25,815,997 1,336,983
Major Cineplex Group PCL ......... Entertainment 5,595,578 2,165,628
Tisco Financial Group PCL ......... Banks 1,852,072 5,184,823
8,687,434
United Arab Emirates 2.0%
Americana Restaurants International plc Hotels, Restaurants & Leisure 2,926,681 2,731,350
Emirates Central Cooling Systems Corp. Water Utilities 4,786,580 2,137,273
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 2,148,810
7,017,433
Vietnam 6.0%
FPT Corp. ...................... IT Services 2,965,292 13,124,484
Military Commercial Joint Stock Bank . Banks 1,993,900 1,957,901
Mobile World Investment Corp. ...... Specialty Retail 3,248,849 6,105,535
21,187,920
Total Common Stocks (Cost $ 260,490,076 ) .....................................
337,462,927
a
Preferred Stocks 3.0%
Brazil 1.6%
d
Bradespar SA , 8.68% ............. Metals & Mining 1,309,135 5,582,721
Chile 1.4%
d
Embotelladora Andina SA , A , 6.9% ... Beverages 1,146,416 2,409,355
d
Embotelladora Andina SA , B , 6.32% .. Beverages 963,231 2,430,861
4,840,216
Total Preferred Stocks (Cost $ 13,994,504 ) ......................................
10,422,937
Total Long Term Investments (Cost $ 274,484,580 ) ...............................
347,885,864
Short Term Investments 1.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.9%
United States 1.9%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.984% ......... 6,560,258 6,560,258
Total Money Market Funds (Cost $ 6,560,258 ) ...................................
6,560,258
a a a a a
Total Short Term Investments (Cost $ 6,560,258 ) .................................
6,560,258
a a a
Total Investments (Cost $ 281,044,838 ) 101.2% ..................................
$354,446,122
Other Assets, less Liabilities (1.2) % ...........................................
(4,225,849)
Net Assets 100.0% ...........................................................
$350,220,273
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
See A bbreviations on page 28 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $19,093,722, representing 5.5% of net assets.
c
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
February 29, 2024, the aggregate value of these securities was $3,105,043, representing 0.9% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
February 29, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $274,484,580
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 6,560,258
Value - Unaffiliated issuers .................................................................. $347,885,864
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 6,560,258
Foreign currency, at value (cost $935,872) ........................................................ 932,293
Receivables:
Investment securities sold ................................................................... 12,910
Capital shares sold ........................................................................ 147,920
Dividends ............................................................................... 500,132
European Union tax reclaims (Note 1 d ) ......................................................... 98,715
Total assets .......................................................................... 356,138,092
Liabilities:
Payables:
Investment securities purchased .............................................................. 664,338
Capital shares redeemed ................................................................... 408,007
Management fees ......................................................................... 324,949
Distribution fees .......................................................................... 43,035
Transfer agent fees ........................................................................ 148,579
Trustees' fees and expenses ................................................................. 6,119
Deferred tax ............................................................................... 4,080,853
Accrued expenses and other liabilities ........................................................... 241,939
Total liabilities ......................................................................... 5,917,819
Net assets, at value ................................................................. $350,220,273
Net assets consist of:
Paid-in capital ............................................................................. $335,249,506
Total distributable earnings (losses) ............................................................. 14,970,767
Net assets, at value ................................................................. $350,220,273

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $180,753,468
Shares outstanding ........................................................................ 13,782,686
Net asset value per share
a,b
.................................................................. $13.11
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $13.87
Class C:
Net assets, at value ....................................................................... $9,190,602
Shares outstanding ........................................................................ 762,240
Net asset value and maximum offering price per share
a,b
............................................ $12.06
Class R:
Net assets, at value ....................................................................... $2,147,238
Shares outstanding ........................................................................ 167,367
Net asset value and maximum offering price per share
b
............................................. $12.83
Class R6:
Net assets, at value ....................................................................... $27,704,228
Shares outstanding ........................................................................ 2,073,984
Net asset value and maximum offering price per share
b
............................................. $13.36
Advisor Class:
Net assets, at value ....................................................................... $130,424,737
Shares outstanding ........................................................................ 9,746,837
Net asset value and maximum offering price per share
b
............................................. $13.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statements of Operations
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $333,583)
Unaffiliated issuers ........................................................................ $2,478,391
Non-controlled affiliates (Note 3 f ) ............................................................. 217,185
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,397
Non-controlled affiliates (Note 3 f ) ............................................................. 1,027
Total investment income ................................................................... 2,698,000
Expenses:
Management fees (Note 3 a ) ................................................................... 2,541,085
Distribution fees: (Note 3c )
    Class A ................................................................................ 215,663
    Class C ................................................................................ 45,645
    Class R ................................................................................ 5,122
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 146,466
    Class C ................................................................................ 7,754
    Class R ................................................................................ 1,739
    Class R6 ............................................................................... 5,997
    Advisor Class ............................................................................ 130,057
Custodian fees ............................................................................. 62,050
Reports to shareholders fees .................................................................. 32,224
Registration and filing fees .................................................................... 50,370
Professional fees ........................................................................... 34,077
Trustees' fees and expenses .................................................................. 27,147
Other .................................................................................... 27,386
Total expenses ......................................................................... 3,332,782
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (348,095)
Net expenses ......................................................................... 2,984,687
Net investment income (loss) ............................................................ (286,687)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,537,879)
Unaffiliated issuers ...................................................................... (8,500,869)
Foreign currency transactions ................................................................ 2,274
Net realized gain (loss) .................................................................. (8,498,595)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 40,110,085
Translation of other assets and liabilities denominated in foreign currencies .............................. (5,263)
Change in deferred taxes on unrealized appreciation ............................................... 109,623
Net change in unrealized appreciation (depreciation) ............................................ 40,214,445
Net realized and unrealized gain (loss) ............................................................ 31,715,850
Net increase (decrease) in net assets resulting from operations .......................................... $31,429,163

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton Emerging Markets Small Cap
Fund
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(286,687) $6,115,027
Net realized gain (loss) ................................................. (8,498,595) (18,622,465)
Net change in unrealized appreciation (depreciation) ........................... 40,214,445 32,093,822
Net increase (decrease) in net assets resulting from operations ................ 31,429,163 19,586,384
Distributions to shareholders:
Class A ............................................................. (5,154,505) (13,458,092)
Class C ............................................................. (208,350) (867,935)
Class R ............................................................. (58,515) (154,143)
Class R6 ............................................................ (845,772) (2,136,443)
Advisor Class ........................................................ (4,785,158) (10,460,496)
Total distributions to shareholders .......................................... (11,052,300) (27,077,109)
Capital share transactions: (Note 2 )
Class A ............................................................. (7,367,046) (6,802,414)
Class C ............................................................. (1,246,714) (3,373,063)
Class R ............................................................. (70,173) 17,445
Class R6 ............................................................ (1,143,862) (3,846,473)
Advisor Class ........................................................ (58,222,377) 37,836,258
Total capital share transactions ............................................ (68,050,172) 23,831,753
Net increase (decrease) in net assets ................................... (47,673,309) 16,341,028
Net assets:
Beginning of period ..................................................... 397,893,582 381,552,554
End of period .......................................................... $350,220,273 $397,893,582

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
Templeton Emerging Markets Small Cap Fund
20
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Templeton Emerging Markets Small Cap Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 29, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
February 29, 2024, the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 29, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 614,592 $7,619,292 2,038,516 $24,548,864
Shares issued in reinvestment of distributions .......... 361,112 4,427,211 988,332 11,590,825
Shares redeemed ............................... (1,572,597) (19,413,549) (3,594,802) (42,942,103)
Net increase (decrease) .......................... (596,893) $(7,367,046) (567,954) $(6,802,414)
Class C Shares:
Shares sold ................................... 56,410 $647,526 145,663 $1,609,366
Shares issued in reinvestment of distributions .......... 18,240 205,927 79,727 859,170
Shares redeemed
a
.............................. (185,485) (2,100,167) (531,185) (5,841,599)
Net increase (decrease) .......................... (110,835) $(1,246,714) (305,795) $(3,373,063)
Class R Shares:
Shares sold ................................... 7,704 $94,373 17,998 $213,368
Shares issued in reinvestment of distributions .......... 4,876 58,515 13,430 154,143
Shares redeemed ............................... (18,408) (223,061) (29,764) (350,066)
Net increase (decrease) .......................... (5,828) $(70,173) 1,664 $17,445
Class R6 Shares:
Shares sold ................................... 196,365 $2,467,937 607,304 $7,495,714
Shares issued in reinvestment of distributions .......... 45,170 563,720 89,455 1,068,229
Shares redeemed ............................... (332,721) (4,175,519) (1,021,519) (12,410,416)
Net increase (decrease) .......................... (91,186) $(1,143,862) (324,760) $(3,846,473)
Advisor Class Shares:
Shares sold ................................... 1,258,822 $15,981,308 7,384,346 $92,218,229
Shares issued in reinvestment of distributions .......... 347,372 4,342,154 792,266 9,472,682
Shares redeemed ............................... (6,364,885) (78,545,839) (5,130,704) (63,854,653)
Net increase (decrease) .......................... (4,758,691) $(58,222,377) 3,045,908 $37,836,258
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended February 29, 2024, the annualized gross effective investment management fee rate was 1.400% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,339
CDSC retained .............................................................................. $467
3 . Transactions with Affiliates (continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 29, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$80,704 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 29, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50% based on the average net assets of each class until
December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $13,955,515 $49,848,444 $(57,243,701) $— $— $6,560,258 6,560,258 $217,185
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $— $3,084,676 $(3,084,676) $— $— $— — $1,027
Total Affiliated Securities ... $13,955,515 $52,933,120 $(60,328,377) $— $— $6,560,258 $218,212
3 . Transactions with Affiliates (continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
At February 29, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2024, aggregated
$35,404,908 and $107,188,979, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,358,885
Long term ................................................................................ 21,772,370
Total capital loss carryforwards ............................................................... $26,131,255
Cost of investments .......................................................................... $299,497,544
Unrealized appreciation ........................................................................ $114,150,183
Unrealized depreciation ........................................................................ (59,201,605)
Net unrealized appreciation (depreciation) .......................................................... $54,948,578
3 . Transactions with Affiliates (continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended February 29, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
L evel 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 9,071,217 $ — $ — $ 9,071,217
Cambodia ............................ — 1,799,618 — 1,799,618
Chile ................................ 1,686,447 — — 1,686,447
China ............................... 10,337,436 9,721,751 — 20,059,187
Georgia .............................. 3,469,796 — — 3,469,796
Hong Kong ........................... — 6,233,376 — 6,233,376
Hungary ............................. 8,120,020 — — 8,120,020
India ................................ 11,176,886 97,860,604 — 109,037,490
Indonesia ............................ 4,095,467 — — 4,095,467
Italy ................................. — 7,520,432 — 7,520,432
Kazakhstan ........................... 3,679,218 — — 3,679,218
Mexico .............................. 7,610,649 — — 7,610,649
Peru ................................ 4,261,858 — — 4,261,858
Philippines ............................ 8,168,438 10,098,004 — 18,266,442
Saudi Arabia .......................... — 9,761,795 — 9,761,795
South Africa ........................... 3,446,224 — — 3,446,224
South Korea .......................... 1,460,376 29,162,561 — 30,622,937
Taiwan ............................... — 51,827,967 — 51,827,967
Thailand ............................. 3,502,611 5,184,823 — 8,687,434
United Arab Emirates .................... 7,017,433 — — 7,017,433
Vietnam .............................. — 21,187,920 — 21,187,920
Preferred Stocks :
Brazil ................................ 5,582,721 — — 5,582,721
7. Credit Facility
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Preferred Stocks:
Chile ................................ $ 2,430,861 $ 2,409,355 $ — $ 4,840,216
Short Term Investments ................... 6,560,258 — — 6,560,258
Total Investments in Securities ........... $101,677,916 $252,768,206
a
$— $354,446,122
a
Includes foreign securities valued at $252,768,206, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

426 S 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Emerging Markets Small Cap Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024